UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2007
Date of reporting period: July 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (99.48% of holdings)

	China	19.46%
	Athletic Footwear	0.62%
1,610,000	China Hongxing Sports, Ltd.		$431,078	$843,488

	Chemicals—Fibers	0.55%
500,000	China Sky Chemical Fibre Co., Ltd.		416,603	757,850

	Commercial Banks—Non-US	2.28%
1,596,000	China Construction Bank		850,141	1,203,182
525,500	China Merchants Bank Co., Ltd., 144A		648,722	1,913,656

			1,498,863	3,116,838

	Food—Meat Products	0.45%
532,500	People's Food Holdings, Ltd.		317,435	621,124

	Food—Miscellaneous / Diversified	0.53%
537,000	Synear Food Holdings, Ltd.		666,820	721,922

	Gold Mining	0.73%
1,287,500	Zijin Mining Group Co., Ltd.		702,845	1,003,514

	Life / Health Insurance	1.43%
454,000	China Life Insurance Co., Ltd.		855,388	1,963,635

	Machinery—General Industry	0.86%
1,538,000	Haitian International Holdings, Ltd.+		970,031	1,175,178

	Machinery—Material Handling	1.74%
1,115,600	Shanghai Zhenhua Port Machinery Co., Class B		538,098	2,384,037

	Non-Ferrous Metals	0.56%
1,140,000	Hunan Non-Ferrous Metal Corp., Ltd., 144A		311,981	760,364

	Oil Companies—Integrated	1.47%
8,399	China Petroleum and Chemical Corp. ADR		349,357	881,643
756,000	Petrochina Co., Ltd.		753,957	1,126,333

			1,103,314	2,007,976

	Power Conversion & Supply Equipment	0.30%
64,000	Dongfang Electrical Machinery Co., Ltd.		380,442	413,787

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	China (continued)
	Real Estate—Operations & Development	4.25%
390,600	China Merchants Property Development Co., Ltd.		$1,573,001	$2,043,273
1,300,004	China Vanke Co., Ltd., Class B		203,166	3,772,316

			1,776,167	5,815,589

	Retail—Regional Department Store	0.77%
1,208,000	Golden Eagle Retail Group, Ltd.		603,467	1,057,314

	Shipbuilding	2.26%
486,000	Guangzhou Shipyard International Co., Ltd.+		431,829	3,101,830

	Telecommunications Equipment	0.46%
217,000	Foxconn International Holdings, Ltd.+		145,516	632,180

	Transport—Services	0.20%
348,000	Dalian Port (PDA) Co., Ltd.		257,236	270,796

	Total China		11,407,113	26,647,422

	Hong Kong	18.26%
	Apparel Manufacturers	1.74%
156,000	Esprit Holdings, Ltd.		219,698	2,112,889
111,500	Ports Design, Ltd.		201,204	268,412

			420,902	2,381,301

	Cellular Telecommunications	2.92%
343,100	China Mobile, Ltd.		1,179,056	3,995,984

	Chemicals—Specialty	0.32%
944,000	EcoGreen Fine Chemical Group		414,404	446,293

	Commercial Banks—Non-US	0.59%
88,402	Dah Sing Financial Group		499,745	808,763

	Commercial Services	0.47%
5,402,500	Shenzhen International Holdings, Ltd.		548,836	648,887

	Diversified Operations	1.88%
1,000,000	C C Land Holdings, Ltd.		1,038,946	1,234,308
88,381	Hutchison Whampoa, Ltd.		419,142	949,732

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Hong Kong (continued)
	Diversified Operations (continued)
159,000	NWS Holdings, Ltd.		$386,938	$386,009

			1,845,026	2,570,049

	Electric—Generation	1.64%
864,000	China Resources Power Holdings Co., Ltd.		478,981	2,241,073

	Electronic Components—Miscellaneous	0.41%
466,000	AAC Acoustic Technology Holdings, Inc.+		462,596	557,324

	Finance—Other Services	1.19%
98,000	Hong Kong Exchanges & Clearing, Ltd.		214,561	1,629,107

	Food—Wholesale / Distribution	0.44%
2,495,000	Heng Tai Consumables Group, Ltd.+		564,380	608,906

	Footwear & Related Apparel	0.43%
694,000	Prime Success International Group, Ltd.		543,805	583,488

	Oil Companies—Exploration & Production	0.97%
11,250	CNOOC, Ltd. ADR		557,593	1,334,250

	Real Estate—Operations & Development	2.65%
104,700	Cheung Kong Holdings, Ltd.		845,018	1,484,964
247,000	Hopewell Holdings, Ltd.		281,995	1,074,633
2,507,328	Shanghai Real Estate, Ltd.		555,728	1,070,050

			1,682,741	3,629,647

	Retail—Apparel / Shoe	0.54%
640,000	Belle International Holdings, Ltd.		535,528	744,162

	Retail—Restaurants	0.46%
330,000	Cafe De Coral Holdings, Ltd.		297,250	629,114

	Steel—Producers	0.59%
2,478,000	Shougang Concord International Enterprises Co., Ltd.		427,244	807,398

	Sugar	0.39%
1,048,000	Xiwang Sugar Holdings Co., Ltd.		557,734	528,938

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Hong Kong (continued)
	Transport—Services	0.63%
278,000	Integrated Distribution Services Group, Ltd.		$506,378	$861,396

	Total Hong Kong		11,736,760	25,006,080

	India	8.56%
	Applications Software	1.55%
43,352	Infosys Technologies, Ltd.		475,290	2,122,646

	Commercial Banks—Non-US	1.14%
58,980	Punjab National Bank, Ltd.		490,396	751,809
20,015	State Bank of India		82,268	805,160

			572,664	1,556,969

	Motion Pictures & Services	0.39%
45,363	UTV Software Communications, Ltd.		546,716	529,090

	Oil Refining & Marketing	1.81%
94,750	Chennai Petroleum Corp., Ltd.		617,596	676,207
38,454	Reliance Industries, Ltd.		180,517	1,801,932

			798,113	2,478,139

	Power Conversion & Supply Equipment	2.31%
52,048	Bharat Heavy Electricals, Ltd.		263,730	2,231,945
79,455	Indo Tech Transformers, Ltd.		557,676	931,738

			821,406	3,163,683

	Shipbuilding	0.73%
69,350	ABG Shipyard, Ltd.		559,414	1,006,784

	Telecommunications Services	0.63%
62,910	Reliance Communications, Ltd.		377,962	870,528

	Total India		4,151,565	11,727,839

	Indonesia	3.11%
	Coal	0.76%
3,540,500	PT Bumi Resources TBK		460,360	1,036,244

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Indonesia (continued)
	Commercial Banks—Non-US	0.63%
1,258,830	PT Bank Central Asia TBK		$333,342	$859,689

	Metal Processors & Fabrication	0.64%
26,619,000	PT Bakrie and Brothers TBK+		451,297	880,086

	Telecommunications Services	0.63%
709,500	PT Telekomunikasi Indonesia TBK		350,610	861,398

	Transportation—Marine	0.45%
3,001,000	PT Berlian Laju Tanker TBK		539,551	614,839

	Total Indonesia		2,135,160	4,252,256

	Malaysia	4.85%
	Agriculture	0.79%
708,500	IOI Corp. BHD		238,665	1,087,002

	Casino Hotels	1.00%
1,133,500	Resorts World BHD		602,397	1,364,991

	Commercial Banks—Non-US	0.91%
365,400	Bumiputra—Commerce Holdings BHD		457,078	1,248,146

	Metal Processors & Fabrication	1.14%
1,038,400	KNM Group BHD		551,769	1,563,086

	Real Estate—Operations & Development	0.44%
779,100	IGB Corp. BHD		501,233	602,170

	Rubber and Vinyl	0.57%
330,580	Top Glove Corp. BHD		582,070	779,918

	Total Malaysia		2,933,212	6,645,313

	Singapore	11.84%
	Commercial Banks—Non-US	1.15%
103,100	DBS Group Holdings, Ltd.		659,566	1,569,482

	Computers—Integrated Systems	0.59%
939,000	CSE Global, Ltd.		618,468	804,442

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Singapore (continued)
	Diversified Operations	1.17%
180,000	Keppel Corp., Ltd.		$649,687	$1,601,371

	Food—Wholesale / Distribution	0.79%
551,000	Olam International, Ltd.		536,293	1,089,327

	Oil Field Machinery & Equipment	0.83%
444,000	KS Energy Services, Ltd.		561,409	1,141,125

	Real Estate—Operations & Development	1.63%
245,500	Keppel Land, Ltd.		179,271	1,350,901
410,000	Yanlord Land Group, Ltd.		555,627	875,416

			734,898	2,226,317

	Schools	0.42%
488,000	Raffles Education Corp., Ltd.		397,612	578,866

	Telecommunications Services	0.55%
326,840	Singapore Telecommunications, Ltd.		466,545	753,857

	Transport—Equipment & Leasing	0.20%
176,000	Goodpack, Ltd.		274,877	270,243

	Transportation—Marine	4.16%
778,000	Cosco Corp. (Singapore), Ltd.		588,852	2,640,416
742,000	Ezra Holdings, Ltd.		388,967	3,056,114

			977,819	5,696,530

	Water Treatment Systems	0.35%
250,000	Sino-Environment Technology Group, Ltd.+		506,993	477,775

	Total Singapore		6,384,167	16,209,335

	South Korea	20.90%
	Auto—Cars & Light Trucks	0.75%
11,640	Hyundai Motor Co.		504,126	1,028,139

	Building & Construction—Miscellaneous	2.22%
17,190	GS Engineering & Construction Corp.		388,617	2,580,463

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	South Korea (continued)
	Building & Construction—Miscellaneous (continued)
6,500	Kumho Industrial Co., Ltd.		$207,541	$458,175

			596,158	3,038,638

	Cellular Telecommunications	0.63%
3,851	SK Telecom Co., Ltd.		698,091	858,757

	Commercial Banks—Non-US	1.76%
27,701	Kookmin Bank		886,609	2,416,643

	Diversified Financial Services	2.57%
13,920	Korea Investment Holdings Co., Ltd.		487,195	961,514
37,520	Shinhan Financial Group Co., Ltd.		585,202	2,554,935

			1,072,397	3,516,449

	Electronic Components—Semiconductors	5.13%
10,521	Samsung Electronics Co., Ltd.		2,928,051	7,026,971

	Finance—Credit Card	0.50%
9,380	Samsung Card Co., Ltd.+		484,207	682,609

	Machinery—General Industry	0.56%
18,900	Doosan Infracore Co., Ltd.		499,364	760,687

	Non-Ferrous Metals	1.33%
8,180	Korea Zinc Co., Ltd.		291,771	1,819,656

	Retail—Discount	0.95%
1,990	Shinsegae Co., Ltd.		558,276	1,307,473

	Shipbuilding	1.85%
46,090	Samsung Heavy Industries Co., Ltd.		602,185	2,531,867

	Steel—Producers	2.65%
5,625	POSCO		710,822	3,267,432
2,550	POSCO ADR		73,236	363,247

			784,058	3,630,679

	Total South Korea		9,905,293	28,618,568

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Taiwan	9.29%
	Circuit Boards	0.35%
334,560	Unimicron Technology Corp.		$500,103	$485,387

	Computers	0.69%
296,479	Advantech Co., Ltd.+		370,817	939,798
1	Compal Electronics, Inc.		1	1

			370,818	939,799

	Electronic Components—Miscellaneous	3.00%
199,100	Asustek Computer, Inc.		560,356	568,614
426,674	Hon Hai Precision Industry Co., Ltd.		1,030,503	3,537,302

			1,590,859	4,105,916

	Electronic Components—Semiconductors	0.35%
26,250	MediaTek, Inc.		292,147	474,450

	Entertainment Software	0.86%
95,450	International Games System Co., Ltd.		755,322	1,181,161

	Life / Health Insurance	0.69%
357,000	Cathay Financial Holding Co., Ltd.		749,087	937,956

	Semiconductor Components—Integrated Circuits	3.35%
863,583	Advanced Semiconductor Engineering, Inc.+		620,026	1,131,826
88,829	Novatek Microelectronics Corp., Ltd.		413,021	411,532
1,539,324	Taiwan Semiconductor Manufacturing Co., Ltd.		2,434,054	3,049,653

			3,467,101	4,593,011

	Total Taiwan		7,725,437	12,717,680

	Thailand	3.21%
	Building Products—Cement & Aggregation	0.46%
77,420	Siam Cement PCL		423,667	623,486

	Commercial Banks—Non-US	0.66%
370,105	Siam Commercial Bank PCL		157,065	898,553

	Oil Companies—Exploration & Production	0.80%
289,400	PTT Exploration & Production PCL		474,039	1,096,764

The Asia Tigers Fund, Inc.

Schedule of Investments	July 31, 2007 (Unaudited)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Thailand (continued)
	Oil Refining & Marketing	0.57%
303,200	Thai Oil PCL		$509,471	$785,492

	Real Estate—Operations & Development	0.72%
981,000	Central Pattana PCL		456,377	987,535

	Total Thailand		2,020,619	4,391,830

	TOTAL COMMON STOCKS		58,399,326	136,216,323

REPURCHASE AGREEMENTS (0.52% of holdings)

PRINCIPAL AMOUNT	United States	0.52%
	State Street Bank, 1.5% dated 07/31/07,
	due 08/01/07, proceeds at maturity $708,934
	(Collateralized by $696,000 FNMA, 6%, due
708,904	05/15/08, Market Value $709,166)		708,904	708,904

	Total United States		708,904	708,904

	TOTAL REPURCHASE AGREEMENTS		708,904	708,904

	TOTAL INVESTMENTS	100.00%	$59,108,230	$136,925,227

Footnotes and Abbreviations

ADR	American Depository Receipt

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $2,674,020.

+	Non-Income producing security

As of April 30, 2007, the aggregate cost for federal income tax purposes was $57,944,887. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$58,595,132
Excess of tax cost over value	(307,284)

$58,287,848

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)
Date September 13, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani Prakash A. Melwani, President
(principal executive officer)
Date September 13, 2007

By (Signature and Title)*	/s/ Joseph Malangoni Joseph Malangoni, Treasurer
(principal financial officer)
Date September 13, 2007

*	Print the name and title of each signing officer under his or her signature.